Share-based compensation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation expenses	$ 16,061,319	$ 6,440,406
Bonus expense to be paid in subsequent period	$ 1,730,794